Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Subsequent Event [Line Items]
Subsequent Events

Note 10. Subsequent Events

Management has evaluated subsequent events through the date that the financial statements were available to be issued, June 24, 2026, and determined that there were no subsequent events requiring disclosure in the financial statements. No subsequent events occurring after this date have been evaluated for inclusion in these financial statements.